Discontinued Operations Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Adient discontinued operations cash flow [Table Text Block]

The following table summarizes depreciation and amortization, capital expenditures, and significant operating and investing non-cash items related to Adient for the fiscal years ended September 30, 2016, 2015 and 2014 (in millions):

	Year Ended September 30,
	2016	2015	2014

Depreciation and amortization	$331	$333	$428
Pension and postretirement benefit expense	113	15	63
Equity in earnings of partially-owned affiliates	(357)	(295)	(285)
Deferred income taxes	(476)	(50)	(90)
Non-cash restructuring and impairment costs	87	27	52
(Gain) loss on divestitures	—	(155)	86
Equity-based compensation	16	16	14
Other	(2)	(4)	3
Capital expenditures	(395)	(455)	(538)

Adient spin-off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table summarizes the results of Adient, reclassified as discontinued operations for the fiscal years ended September 30, 2016, 2015 and 2014 (in millions):

	Year Ended September 30,
	2016	2015	2014

Net sales	$16,837	$20,079	$22,032

Income from discontinued operations before income taxes	525	1,220	879
Provision for income taxes on discontinued operations	2,041	529	314
Income from discontinued operations attributable to noncontrolling interests, net of tax	84	66	67
Income (loss) from discontinued operations	$(1,600)	$625	$498

Global Workplace Solutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table summarizes the results of GWS, reclassified as discontinued operations for the fiscal years ended September 30, 2015 and 2014 (in millions):

	Year Ended September 30,
	2015	2014

Net sales	$3,025	$4,079

Income from discontinued operations before income taxes	1,203	119
Provision for income taxes on discontinued operations	1,075	75
Income from discontinued operations attributable to noncontrolling interests, net of tax	4	15
Income from discontinued operations	$124	$29

Automotive Experience Electronics
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
There were no amounts related to the Automotive Experience Electronics business classified as discontinued operations for the fiscal years ended September 30, 2016 and 2015. The following table summarizes the results of the Automotive Experience Electronics business, classified as discontinued operations for the fiscal years ended September 30, 2014 (in millions):

Year Ended September 30,
2014

Net sales	$1,027

Loss from discontinued operations before income taxes	(8)
Provision for income taxes on discontinued operations	202
Income from discontinued operations attributable to noncontrolling interests, net of tax	8
Loss from discontinued operations	$(218)